INTANGIBLE ASSETS - Accumulated Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	$ 9,894
Cost at end of year	11,635	$ 9,894
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	(576)	(267)
Amortization	(371)	(289)
Foreign currency translation	67	(20)
Cost at end of year	$ (880)	$ (576)